Fees Summary	Jan. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 95,100,000
Previously Paid Amount	0
Total Fee Amount	13,133.31
Total Offset Amount	0
Net Fee	$ 13,133.31